Fair Value Measurements - Additional Information (Detail)	11 Months Ended
Dec. 31, 2020 USD ($)
Cash and marketable securities held in trust account	$ 414,228,281
Investment income, interest	0
Money Market Funds
Cash and marketable securities held in trust account	575
US Treasury Securities
Cash and marketable securities held in trust account	$ 414,232,051